Revenue - Schedule of Revenue Disaggregation (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 953,661,844	$ 1,401,971,185	$ 1,681,119,150
Products transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	953,178,675	1,397,526,275	1,677,154,365
Products and services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	483,169	4,444,910	3,964,785
Crude oil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	301,199,114	408,771,392	482,259,045
Gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	111,369,171	119,656,138	144,665,968
Refined petroleum products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	516,632,342	844,254,483	1,018,138,650
Other products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	19,745,733	20,180,492	27,382,485
Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,715,484	9,108,680	8,673,002
United States [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	304,344,028	372,134,617	435,498,860
Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	95,655,191	82,209,230	98,112,022
Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	45,254,009	133,288,185	161,318,286
Local Country [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	508,408,616	814,339,153	986,189,982
Exploration and production [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	301,526,766	409,533,162	482,484,516
Exploration and production [member] | Products transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	301,526,766	409,059,838	482,262,631
Exploration and production [member] | Products and services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	473,324	221,885
Exploration and production [member] | Crude oil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	301,199,114	408,771,392	482,259,045
Exploration and production [member] | Gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	194,337	288,446	3,586
Exploration and production [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	133,315	473,324	221,885
Exploration and production [member] | United States [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	171,640,991	226,689,583	276,785,650
Exploration and production [member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	85,271,096	57,106,954	51,708,232
Exploration and production [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	44,287,027	124,974,855	153,765,163
Exploration and production [member] | Local Country [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	327,652	761,770	225,471
Industrial transformation [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	477,920,252	799,255,886	973,926,858
Industrial transformation [member] | Products transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	477,729,504	797,167,115	973,367,343
Industrial transformation [member] | Products and services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	190,748	2,088,771	559,515
Industrial transformation [member] | Gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	60,076,159	66,014,617	110,216,105
Industrial transformation [member] | Refined petroleum products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	409,240,569	722,239,101	850,342,124
Industrial transformation [member] | Other products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,412,776	8,913,397	12,809,114
Industrial transformation [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	190,748	2,088,771	559,515
Industrial transformation [member] | Local Country [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	477,920,252	799,255,886	973,926,858
Logistics [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,099,000	4,663,770	4,708,217
Logistics [member] | Products transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,099,000	4,663,770	4,708,217
Logistics [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,099,000	4,663,770	4,708,217
Logistics [member] | Local Country [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,099,000	4,663,770	4,708,217
Fertilizers [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,516,383	1,635,153	2,938,166
Fertilizers [member] | Products transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,515,464	1,634,300	2,933,424
Fertilizers [member] | Products and services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	919	853	4,742
Fertilizers [member] | Other products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,515,464	1,634,300	2,933,424
Fertilizers [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	919	853	4,742
Fertilizers [member] | Local Country [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,516,383	1,635,153	2,938,166
Trading Companies [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	160,015,876	175,577,171	204,167,992
Trading Companies [member] | Products transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	159,786,736	175,509,189	204,103,954
Trading Companies [member] | Products and services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	229,140	67,982	64,038
Trading Companies [member] | Gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	51,098,675	53,353,075	34,446,277
Trading Companies [member] | Refined petroleum products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	107,391,773	121,028,417	167,796,526
Trading Companies [member] | Other products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,296,288	1,127,697	1,861,151
Trading Companies [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	229,140	67,982	64,038
Trading Companies [member] | United States [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	131,653,920	144,578,641	158,713,210
Trading Companies [member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,259,494	21,001,222	40,743,480
Trading Companies [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	966,982	6,409,388	4,647,265
Trading Companies [member] | Local Country [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	19,135,480	3,587,920	64,037
Corporate and other operating subsidiary companies [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,583,567	11,306,043	12,893,401
Corporate and other operating subsidiary companies [member] | Products transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,521,205	9,492,063	9,778,796
Corporate and other operating subsidiary companies [member] | Products and services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	62,362	1,813,980	3,114,605
Corporate and other operating subsidiary companies [member] | Refined petroleum products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		986,965
Corporate and other operating subsidiary companies [member] | Other products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,521,205	8,505,098	9,778,796
Corporate and other operating subsidiary companies [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	62,362	1,813,980	3,114,605
Corporate and other operating subsidiary companies [member] | United States [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,049,117	866,393
Corporate and other operating subsidiary companies [member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,124,601	4,101,054	5,660,310
Corporate and other operating subsidiary companies [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		1,903,942	2,905,858
Corporate and other operating subsidiary companies [member] | Local Country [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 5,409,849	$ 4,434,654	$ 4,327,233